Intangible Assets (Details) - Schedule of intangible assets, net - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 30,407	$ 18,903	$ 17,480
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization		(17,421)	(16,495)	(15,459)
Total finite-lived assets, net		12,986	2,408	2,021
Indefinite-lived intangible assets – trade names		200	200
Total intangible assets, net		13,186	2,608	2,301
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		13,117	13,117	13,323
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization		(13,117)	(13,117)	(12,682)
Supplier agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		12,967	1,560
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization		(489)	(43)
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		730	730	730
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization		(568)	(477)	(355)
Capitalized development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	3,213	3,116	3,047
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	[1]	(2,897)	(2,518)	(2,094)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		380	380	380
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization		$ (350)	$ (340)	$ (328)

[1]	Includes the impact of foreign currency exchange rate fluctuations.